Schedule of Investments (unaudited)
February 28, 2023
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.4%
HEICO Corp.(a)	1,348,541	$ 223,277,933
TransDigm Group, Inc.	402,977	299,762,501
		523,040,434
Automobiles — 2.3%
Ferrari NV	1,061,513	276,386,140
Capital Markets — 10.9%
Ares Management Corp., Class A	2,417,299	194,906,819
KKR & Co., Inc., Class A	5,202,461	293,158,677
MarketAxess Holdings, Inc.	281,138	95,994,570
MSCI, Inc., Class A	824,968	430,757,041
Tradeweb Markets, Inc., Class A	4,069,609	288,494,582
		1,303,311,689
Commercial Services & Supplies — 8.0%
Cintas Corp.	601,915	263,921,670
Copart, Inc.(b)	5,842,469	411,660,366
Rollins, Inc.	3,837,301	135,072,995
Waste Connections, Inc.	1,097,765	147,012,689
		957,667,720
Communications Equipment — 1.1%
Motorola Solutions, Inc.	477,130	125,394,535
Construction & Engineering — 1.5%
WillScot Mobile Mini Holdings Corp.(b)	3,551,710	182,557,894
Construction Materials — 1.2%
Vulcan Materials Co.	807,668	146,115,218
Distributors — 1.4%
Pool Corp.	481,739	171,913,380
Electronic Equipment, Instruments & Components — 1.6%
Teledyne Technologies, Inc.(a)(b)	435,079	187,114,425
Entertainment — 3.8%
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	3,859,867	261,969,173
Live Nation Entertainment, Inc.(b)	2,602,799	187,557,696
		449,526,869
Equity Real Estate Investment Trusts (REITs) — 0.6%
SBA Communications Corp., Class A	259,650	67,340,227
Health Care Equipment & Supplies — 5.7%
Alcon, Inc.	2,155,033	147,059,452
IDEXX Laboratories, Inc.(a)(b)	679,709	321,665,487
Insulet Corp.(a)(b)	238,357	65,872,340
Teleflex, Inc.	588,330	140,157,856
		674,755,135
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(b)	129,221	21,406,751
Hotels, Restaurants & Leisure — 8.4%
Domino’s Pizza, Inc.	301,363	88,603,735
Evolution AB(c)	1,897,369	228,949,325
Expedia Group, Inc.(b)	2,402,795	261,832,571
Planet Fitness, Inc., Class A(a)(b)	3,086,037	250,123,299
Vail Resorts, Inc.	715,422	167,043,883
		996,552,813
Interactive Media & Services — 2.3%
Match Group, Inc.(b)	6,700,633	277,540,219
Internet & Direct Marketing Retail — 1.7%
Etsy, Inc.(a)(b)	1,719,597	208,776,272
Security	Shares	Value
IT Services — 1.8%
Globant SA(a)(b)	1,043,251	$ 172,219,875
MongoDB, Inc.(a)(b)	198,103	41,506,541
		213,726,416
Life Sciences Tools & Services — 7.7%
Agilent Technologies, Inc.	890,778	126,463,753
Bio-Techne Corp.	2,132,808	154,927,173
Charles River Laboratories International, Inc.(a)(b)	508,738	111,586,593
Mettler-Toledo International, Inc.(a)(b)	77,712	111,416,471
Repligen Corp.(a)(b)	646,508	112,731,600
West Pharmaceutical Services, Inc.	941,001	298,325,547
		915,451,137
Machinery — 0.5%
IDEX Corp.	263,072	59,185,939
Oil, Gas & Consumable Fuels — 1.9%
Cheniere Energy, Inc.	1,313,429	206,654,919
EQT Corp.	671,666	22,285,878
		228,940,797
Professional Services — 3.0%
CoStar Group, Inc.(a)(b)	3,508,147	247,885,667
Equifax, Inc.	539,124	109,188,784
		357,074,451
Road & Rail — 2.0%
Old Dominion Freight Line, Inc.	718,484	243,752,882
Semiconductors & Semiconductor Equipment — 9.6%
Enphase Energy, Inc.(a)(b)	747,447	157,360,017
Entegris, Inc.(a)	3,939,516	335,764,949
Monolithic Power Systems, Inc.(a)	692,419	335,331,597
ON Semiconductor Corp.(a)(b)	4,084,303	316,165,895
		1,144,622,458
Software — 14.0%
Aspen Technology, Inc.(a)(b)	496,974	105,363,458
BILL Holdings, Inc.(a)(b)	235,011	19,888,981
Cadence Design Systems, Inc.(a)(b)	2,364,243	456,157,044
Five9, Inc.(a)(b)	2,195,066	144,874,356
HubSpot, Inc.(b)	654,687	253,272,213
Paycom Software, Inc.(b)	593,913	171,676,492
Splunk, Inc.(b)	1,313,345	134,617,862
Synopsys, Inc.(b)	993,437	361,372,643
Tyler Technologies, Inc.(a)(b)	62,010	19,920,713
		1,667,143,762
Specialty Retail — 3.4%
Burlington Stores, Inc.(b)	806,563	172,806,123
Floor & Decor Holdings, Inc., Class A(a)(b)	464,986	42,690,364
Tractor Supply Co.	801,808	187,029,734
		402,526,221
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.(b)	249,190	77,049,548
Total Long-Term Investments — 99.6% (Cost: $9,418,666,732)		11,878,873,332

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(d)(e)	73,286,498	$ 73,286,498
SL Liquidity Series, LLC, Money Market Series, 4.75%(d)(e)(f)	318,432,681	318,528,211
Total Short-Term Securities — 3.3% (Cost: $391,530,475)		391,814,709
Total Investments — 102.9% (Cost: $9,810,197,207)		12,270,688,041
Liabilities in Excess of Other Assets — (2.9)%		(346,090,772)
Net Assets — 100.0%		$ 11,924,597,269
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 73,220,432	$ 66,066(a)	$ —	$ —	$ —	$ 73,286,498	73,286,498	$ 2,252,137	$ —
SL Liquidity Series, LLC, Money Market Series	194,058,888	124,239,000(a)	—	815	229,508	318,528,211	318,432,681	784,806(b)	—
				$ 815	$ 229,508	$ 391,814,709		$ 3,036,943	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Mid-Cap Growth Equity Portfolio
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 523,040,434	$ —	$ —	$ 523,040,434
Automobiles	276,386,140	—	—	276,386,140
Capital Markets	1,303,311,689	—	—	1,303,311,689
Commercial Services & Supplies	957,667,720	—	—	957,667,720
Communications Equipment	125,394,535	—	—	125,394,535
Construction & Engineering	182,557,894	—	—	182,557,894
Construction Materials	146,115,218	—	—	146,115,218
Distributors	171,913,380	—	—	171,913,380
Electronic Equipment, Instruments & Components	187,114,425	—	—	187,114,425
Entertainment	449,526,869	—	—	449,526,869
Equity Real Estate Investment Trusts (REITs)	67,340,227	—	—	67,340,227
Health Care Equipment & Supplies	674,755,135	—	—	674,755,135
Health Care Technology	21,406,751	—	—	21,406,751
Hotels, Restaurants & Leisure	767,603,488	228,949,325	—	996,552,813
Interactive Media & Services	277,540,219	—	—	277,540,219
Internet & Direct Marketing Retail	208,776,272	—	—	208,776,272
IT Services	213,726,416	—	—	213,726,416
Life Sciences Tools & Services	915,451,137	—	—	915,451,137
Machinery	59,185,939	—	—	59,185,939
Oil, Gas & Consumable Fuels	228,940,797	—	—	228,940,797
Professional Services	357,074,451	—	—	357,074,451
Road & Rail	243,752,882	—	—	243,752,882
Semiconductors & Semiconductor Equipment	1,144,622,458	—	—	1,144,622,458
Software	1,667,143,762	—	—	1,667,143,762
Specialty Retail	402,526,221	—	—	402,526,221
Textiles, Apparel & Luxury Goods	77,049,548	—	—	77,049,548
Short-Term Securities
Money Market Funds	73,286,498	—	—	73,286,498
	$ 11,723,210,505	$ 228,949,325	$ —	11,952,159,830
Investments valued at NAV(a)				318,528,211
				$ 12,270,688,041
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
NVS	Non-Voting Shares
3